Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swap and cross currency interest rate swap agreements
The Company’s interest rate swap agreements as of December 31, 2016, were as follows:

Maturity date	Outstanding principal as of December 31, 2016	Receive rate	Pay rate
	(In US$ millions)
July 2, 2018	$401.2	3 month LIBOR	1.10%	(1), (2)
October 29, 2019	100.0	3 month LIBOR	1.36%	(2)
June 19, 2020	60.3	3 month LIBOR	1.11%	(1), (2)
December 21, 2020	58.8	3 month LIBOR	1.93%	(1), (2)
February 21, 2021	2,822.9	3 month LIBOR	2.45% to 2.52%	(1) (3)
Total outstanding principal	$3,443.2

(1) The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans.
(2) Related party interest rate swap agreements.
(3) The Company has a LIBOR floor of 1% whereby the Company receives 1% when LIBOR is below 1%.

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company’s financial assets and liabilities as of December 31, 2016 and December 31, 2015 are as follows:

	December 31, 2016		December 31, 2015
(In US$ millions)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and cash equivalents	$767.6	$767.6	$319.0	$319.0
Amended senior secured credit facility	1,925.2	2,865.7	1,174.2	2,894.7
Other external debt facilities	581.8	621.4	697.6	697.6
Long-term debt to related party	153.3	160.3	306.0	306.0

Financial instruments measured at fair value on a recurring basis
Financial instruments that are measured at fair value on a recurring basis:

		Fair value measurements at reporting date using
	Total fair value as of December 31, 2016	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)		(Level 1)	(Level 2)	(Level 3)
Current assets:
Derivative instruments - Interest rate swap contracts (related party)	$2.4	—	2.4	—
Total assets	2.4	—	2.4	—

Current liabilities:
Derivative instruments - Interest rate swap contracts	(55.2)	—	(55.2)	—
Total liabilities	$(55.2)	—	(55.2)	—

		Fair value measurements at reporting date using
	Total fair value as of December 31, 2015	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)		(Level 1)	(Level 2)	(Level 3)
Current assets:
Derivative instruments - Interest rate swap contracts (related party)	$2.2	—	2.2	—
Total assets	2.2	—	2.2	—

Current liabilities:
Derivative instruments - Interest rate swap contracts (related party)	(84.2)	—	(84.2)	—
Total liabilities	$(84.2)	—	(84.2)	—